Trade payables and other current liabilities	12 Months Ended
Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Trade payables and other current liabilities	Trade payables and other current liabilities
13.1 Trade and other payables

Accounting policies

Accounting policies for Trade and other payables are described in Note 12, ‘‘Financial Liabilities.’’

Accrued expenses

Taking into account the time lag between the time at which treatment costs are incurred in studies or clinical trials and the time at which such costs are invoiced, the Company estimates an amount of accrued expenses to record in the financial statements at each reporting date.

The treatment costs for patients were estimated for each study based on contracts signed with clinical research centers conducting the trials, taking into account the length of the treatment and the date of injection of each patient. The total amount estimated for each study has been reduced by the amount of invoices received at the closing date.

Details of trade and other payables

	As of December 31,
(in thousands of euros)	2020	2019
Accrued expenses - clinical trials	1,532	1,620
Other trade payables	5,574	6,150
Total trade and other payables	7,106	7,770
Trade payables are not discounted, as none of the amounts were due in more than one year.
Other trade payables include €349 thousand of costs relating to the U.S. initial public offering not yet paid, as of December 31, 2020.

13.2 Other current liabilities

	As of December 31,
(in thousands of euros)	2020	2019
Tax liabilities	283	216
Payroll tax and other payroll liabilities	6,248	4,912
Other payables	491	193
Other current liabilities	7,022	5,322
Payroll tax and other payroll liabilities consist primarily of payroll taxes, namely the employer costs to be paid on free shares, accrued bonuses, vacation days and related social charges.

Payroll tax and other payroll liabilities increased by €1.3 million from €4.9 million as of December 31, 2019 to €6.2 million as of December 31, 2020 as a result of increased social charges related to employees due to the deferral of those charges granted by the State during the COVID-19 crisis.

Change in other payables between December 31, 2020 and 2019 mainly include:
•A deferred income of €162 thousand corresponding to the portion of the €350 thousand granted to Curadigm SA in 2020 in connection with the Bpifrance Deep Tech Funding not yet incurred (see Note 15); and
•A deferred income of €100 thousand corresponding to Curadigm’s one-year research agreement with Sanofi obtained in 2020, but not yet incurred (see Note 15); and
•A deferred income of €157 thousand corresponding to the portion of the remaining conditional advances from Nanobiotix SA from BpiFrance not incurred yet (see Note 15).